Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	6 Months Ended
Jun. 30, 2022 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	7,085,073
Granted during the period	170,815
Exercised during the period	(27,376)
Forfeited during the period	(195,409)
Ending balance	7,033,103
Vested at the balance sheet date	4,484,859
Beginning balance	€ 80.3
Granted during the period	92.54
Exercised during the period	23.68
Forfeited during the period	123.84
Ending balance	79.6
Vested at the balance sheet date	€ 58.17